Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of class A common stock subject to redemption
Class A common stock subject to possible redemption at December 31, 2022	$252,755,071
Remeasurement of carrying value to redemption value	2,095,694
Class A common stock subject to possible redemption at March 31, 2023	$254,850,765

Gross proceeds	250,000,000
Less:
Proceeds allocated to Public Warrants	(11,500,000)
Issuance costs allocated to Class A common stock	(20,699,265)
Plus:
Remeasurement of carrying value to redemption value	32,199,265
Class A common stock subject to possible redemption at December 31, 2021	250,000,000
Remeasurement of carrying value to redemption value	2,755,071
Class A common stock subject to possible redemption at December 31, 2022	$252,755,071

Schedule of earnings per shares basic and diluted
	Three months ended March 31, 2023		Three months ended March 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Net income	$300,843	$75,211	$4,320,304	$1,080,076

Denominator:
Basic and diluted weighted average shares outstanding	25,000,000	6,250,000	25,000,000	6,250,000
Basic and diluted net income per share	$0.01	$0.01	$0.17	$0.17

	For the year ended December 31, 2022		For the period from February 2, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Net income	$9,130,474	$2,282,618	$2,902,465	$1,588,512
Denominator:
Basic and diluted weighted average shares outstanding(1)	25,000,000	6,250,000	11,144,578	6,099,398
Basic and diluted net income per share	$0.37	$0.37	$0.26	$0.26

(1)     For the period from February 2, 2021 (inception) through December 31, 2021 weighted average shares were reduced for the effect of an aggregate of 937,500 shares of common stock that were subject to forfeiture if the over-allotment option was not exercised by the underwriters (see Note 5). On September 11, 2021, the over-allotment option expired and 937,500 shares of Class B common stock were forfeited.